Submission	Oct. 23, 2026
Submission [Line Items]
Central Index Key	0000827052
Registrant Name	EDISON INTERNATIONAL
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES